Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption	3,241,414	7,500,000	7,500,000
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized	Unlimited	Unlimited	Unlimited
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	Unlimited	Unlimited	Unlimited
Ordinary shares, issued	1,875,000	1,875,000	1,875,000
Ordinary shares, outstanding	1,875,000	1,875,000	1,875,000